INCOME TAXES (Schedule of Sources and Tax Effects of Differences for Periods) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sources and tax effects of the differences
Statutory U.S. federal tax rate	39.00%	39.00%
Effect of increase in valuation allowance	(39.00%)	(39.00%)